Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Irrevocable letters of credit outstanding	$ 10,092
Letters of Credit Outstanding as Collateral for Janesville lease	5,000
Collateral associated with commodity hedges	2,000
Compliance with the insurance reserve requirements of its workers' compensation insurance carriers	1,842
Purchase Commitment, Remaining Minimum Amount Committed	$ 7,500